Note 16 - Collaboration, Licensing and Research Funding Agreements (Details Textual) € in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 01, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Oct. 31, 2014 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2012 USD ($)
Proceeds from Short-term Debt, Total						$ 1,000,000		$ 6,160,000
LPH [Member] | Acquisition of Windtree [Member]
Business Combination, Consideration Transferred, Total	$ 10,000,000
Maximum [Member] | Lee's [Member] | Lee's Loan to Support Operations [Member]
Proceeds from Short-term Debt, Total					$ 3,900,000
License Agreement With Lee’s [Member]
Proceeds from License Fees Received			$ 1,000,000			1,000,000
License Agreement, Contingent Receivable, Maximum		$ 35,800,000	$ 37,500,000
Fair Value of Royalties and Milestones Foregone						300,000
Revenue, Remaining Performance Obligation, Amount						1,300,000
Philip Morris Products S.A. - License Agreement [Member]
Deferred Royalty Expense						400,000
Johnson and Johnson - License Agreement [Member]
Potential License Fee Payable						2,500,000
Payment of License Cost Subject to Regulatory Approval						$ 1,000,000			$ 500,000
Percent of Cash Upfront and Milestone Fees Payable to Esteve						10.00%
Maximum Aggregate Cash Upfront and Milestone Fees Payable to Esteve						$ 20,000,000
Universita Degli Studi Do Miano-Biocca [Member]
Payment of License Cost for New Compounds Modulating						100,000	€ 0.1
Payment of License Cost Upon Obtaining Marketing Authorization						1,700,000	1.5
Payment of License Cost, Aggregation Fund						200,000	€ 0.2
Battelle Applies [Member]
Maximum Royalty Paid on Completion of Activities Under the Agreement				$ 25,000,000		$ 35,000,000